Contract Assets and Liabilities - Summary of Changes in Short-term and Long-term Contract Assets and Contract Liabilities (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Contract Assets
Balance on January 1, 2021	$ 3,796
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(740)
Other changes in other contract assets and other contract liabilities	(407)
Balance on June 30, 2021	2,649
Contract Liabilities
Balance on January 1, 2021	17,096
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligations satisfied	(11,992)
Cash received in advance and not recognized as revenue	11,242
Cumulative catch-up adjustment rising from changes in contract estimates.	341
Cumulative catch-up adjustment arising from contract modification	(382)
Other changes in other contract assets and other contract liabilities	(161)
Balance on June 30, 2021	$ 16,144